Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accumulated Other Comprehensive Income
24. ACCUMULATED OTHER COMPREHENSIVE INCOME

	2020	2019
Accrual for translation of operations in foreign operations
Balance at the beginning of the year	449,558	574,859
Foreign exchange gain /(losses) due to translation of operations in foreign currencies	(146,074)	(125,301)
Reclassification to foreign exchange gains /(losses) of items previously recognized in other comprehensive income	(303,484)	—

Balance at the end of the year	—	449,558